Dividends - Summary of Interim Financial Reporting (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of dividends [line items]
Dividend per share (pence)	£ 0.80	£ 0.80	£ 0.80
Total dividend	£ 3,911	£ 3,897	£ 3,872
First interim [member]
Disclosure of dividends [line items]
Paid	Jul. 13, 2017	Jul. 14, 2016	Jul. 09, 2015
Dividend per share (pence)	£ 0.19	£ 0.19	£ 0.19
Total dividend	£ 928	£ 923	£ 920
Second interim [member]
Disclosure of dividends [line items]
Paid	Oct. 12, 2017	Oct. 13, 2016	Oct. 01, 2015
Dividend per share (pence)	£ 0.19	£ 0.19	£ 0.19
Total dividend	£ 929	£ 925	£ 919
Third interim [member]
Disclosure of dividends [line items]
Paid	Jan. 11, 2018	Jan. 12, 2017	Jan. 14, 2016
Dividend per share (pence)	£ 0.19	£ 0.19	£ 0.19
Total dividend	£ 929	£ 925	£ 919
Fourth interim [member]
Disclosure of dividends [line items]
Paid	Apr. 12, 2018	Apr. 13, 2017	Apr. 14, 2016
Dividend per share (pence)	£ 0.23	£ 0.23	£ 0.23
Total dividend	£ 1,125	£ 1,124	£ 1,114
Special dividend [member]
Disclosure of dividends [line items]
Paid			Apr. 14, 2016
Dividend per share (pence)			£ 0.20
Total dividend			£ 969